Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net loss	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (1,339,908)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	43,998	6,379	(30,923)	(38,602)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(133,874)	(19,409)	(1,472,836)	(1,378,510)
Parent Company
Net loss	(177,872)	(25,788)	(1,441,913)	(1,339,908)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	43,998	6,379	(30,923)	(38,602)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (133,874)	$ (19,409)	¥ (1,472,836)	¥ (1,378,510)